ALLIANCE TREASURY RESERVES


ALLIANCE CAPITAL



ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998                                        ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

PRINCIPAL
AMOUNT
(000)     SECURITY                                  YIELD            VALUE
-------------------------------------------------------------------------------
          U.S. GOVERNMENT OBLIGATIONS-71.5%
          U.S. TREASURY NOTES-59.5%
$ 40,000  4.75%, 8/31/98                             5.05%   $  39,967,717
  20,000  5.50%, 11/15/98                            5.25       20,004,491
  20,000  5.63%, 11/30/98                            5.46       20,008,140
  20,000  5.75%, 12/31/98                            5.45       20,024,781
  30,000  5.88%, 8/15/98                             5.11       30,015,510
  90,000  6.00%, 9/30/98                             5.30       90,127,672
 100,000  6.13%, 8/31/98                             5.20      100,122,350
 120,000  6.25%, 7/31/98                             5.21      120,091,832
                                                             -------------
                                                               440,362,493

          U.S. TREASURY BILLS-12.0%
  10,000  8/20/98                                    5.00        9,931,181
  10,000  9/10/98                                    5.05        9,901,586
  10,000  7/23/98                                    5.07        9,969,322
  10,000  9/17/98                                    5.08        9,891,342
  10,000  9/17/98                                    5.15        9,889,825
  10,000  11/19/98                                   5.21        9,800,642
  10,000  12/10/98                                   5.24        9,770,275
  10,000  12/10/98                                   5.26        9,769,375
  10,000  12/17/98                                   5.28        9,758,705
                                                             -------------
                                                                88,682,253

          Total U.S. Government Obligations
          (amortized cost $529,044,746)                        529,044,746

          REPURCHASE AGREEMENTS-28.0%
          CHASE SECURITIES, INC.
  30,000  5.55%, dated 6/30/98,
          due 7/01/98 in the amount of
          $30,004,625 (cost $30,000,000;
          collateralized by $18,645,000
          U.S. Treasury Bond,
          11.25%, 2/15/15,
          value $30,663,734) (a)                     5.55       30,000,000
          CIBC/WOOD GUNDY, INC.
  30,000  5.55%, dated 6/30/98,
          due 7/01/98 in the amount of
          $30,004,625 (cost $30,000,000;
          collateralized by $18,871,000
          U.S. Treasury Bond,
          13.25%, 5/15/14,
          value $30,512,945) (a)                     5.55       30,000,000
          DRESDNER BANK
  25,000  5.50%, dated 6/30/98,
          due 7/01/98 in the amount of
          $25,003,819 (cost $25,000,000;
          collateralized by $22,494,000
          U.S. Treasury Note,
          7.50%, 2/15/05,
          value $25,552,937) (a)                     5.50       25,000,000
          GOLDMAN SACHS & CO.
  18,000  5.46%, dated 6/30/98,
          due 7/21/98 in the amount of
          $18,057,330 (cost $18,000,000;
          collateralized by $13,945,000
          U.S. Treasury Bond,
          8.125%, 8/15/19,
          value $18,446,809) (a)                     5.46       18,000,000
          J.P. MORGAN & CO.
  25,000  5.50%, dated 6/30/98,
          due 7/01/98 in the amount of
          $25,003,819 (cost $25,000,000;
          collateralized by $20,259,000
          U.S. Treasury Bond,
          10.375%, 11/15/09,
          value $25,598,523) (a)                     5.50       25,000,000
          MORGAN STANLEY GROUP, INC.
  18,000  5.46%, dated 6/30/98,
          due 7/28/98 in the amount of
          $18,076,440 (cost $18,000,000;
          collateralized by $13,080,000
          U.S. Treasury Bond,
          8.750%, 8/15/20,
          value $18,413,860) (a)                     5.46       18,000,000
          SALOMON SMITH BARNEY
  18,000  5.46%, dated 6/30/98,
          due 7/01/98 in the amount of
          $18,002,730 (cost $18,000,000;
          collateralized by $15,055,000
          U.S. Treasury Bond,
          7.250%, 8/15/22,
          value $18,416,590)                         5.46       18,000,000


1


STATEMENT OF NET ASSETS (CONTINUED)                  ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

PRINCIPAL
AMOUNT
(000)     SECURITY                                  YIELD            VALUE
-------------------------------------------------------------------------------
          SBC WARBURG, INC.
$ 35,000  5.70%, dated 6/30/98,
          due 7/01/98 in the amount of
          $35,005,542 (cost $35,000,000;
          collateralized by $26,396,000
          U.S. Treasury Bond,
          8.75%, 5/15/17,
          value $35,834,722) (a)                     5.70%   $  35,000,000
          STATE STREET BANK AND TRUST CO.
   8,300  5.50%, dated 6/30/98,
          due 7/01/98 in the amount of
          $8,301,268 (cost $8,300,000;
          collateralized by $7,210,000
          U.S. Treasury Bond,
          7.25%, 5/15/16,
          value $8,470,625) (a)                      5.50        8,300,000

          Total Repurchase Agreements
          (amortized cost $207,300,000)                        207,300,000

          TOTAL INVESTMENTS-99.5%
          (amortized cost $736,344,746)                        736,344,746
          Other assets less liabilities-0.5%                     3,711,399

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          740,057,194 shares outstanding)                    $ 740,056,145


(a)  Repurchase agreements which are terminable within 7 days.

     See notes to financial statements.


2


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998                             ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $39,826,498

EXPENSES
  Advisory fee (Note B)                             $3,636,521
  Distribution assistance and administrative
    service (Note C)                                 2,497,474
  Transfer agency (Note B)                             650,416
  Custodian fees                                       170,719
  Registration fees                                    138,401
  Printing                                              77,389
  Audit and legal fees                                  39,498
  Trustees' fees                                        11,397
  Amortization of organization expense                   9,125
  Miscellaneous                                         26,018
  Total expenses                                     7,256,958
  Less: expense reimbursement and fee waiver          (376,850)
  Net expenses                                                       6,880,108
  Net investment income                                             32,946,390

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions                          (1,049)

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $32,945,341


STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                  YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 1998   JUNE 30, 1997
                                                 -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                            $32,946,390     $30,395,733
  Net realized gain (loss) on investment
    transactions                                        (1,049)         17,487
  Net increase in net assets from operations        32,945,341      30,413,220

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                            (32,946,390)    (30,395,733)
  Net realized gain on investments                     (16,592)             -0-

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                             35,989,359       3,509,283
  Total increase                                    35,971,718       3,526,770

NET ASSETS
  Beginning of year                                704,084,427     700,557,657
  End of year                                     $740,056,145    $704,084,427


See notes to financial statements.


3


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998                                        ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through September, 1998.

3. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to October 26, 1997 for expenses exceeding .85% of its average daily net assets and from October 27, 1997 to November 19, 1997 for expenses exceeding .90% of its average daily net assets. For the year ended June 30, 1998, the reimbursement amounted to $39,480.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $350,012 for the year ended June 30, 1998.


4


                                                     ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1998, the distribution fee amounted to $1,818,261, of which $337,370 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $679,213, of which $131,500 was paid to the Adviser.


NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998 the Portfolio had a loss carryforward of $1,049 which expires in the year 2006.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At June 30, 1998, capital paid-in aggregated $740,057,194. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED      YEAR ENDED
                                                   JUNE 30,        JUNE 30,
                                                     1998            1997
                                                 -------------   -------------
Shares sold                                      3,120,550,717   3,406,513,740
Shares issued on reinvestments of dividends         32,946,390      30,395,733
Shares redeemed                                 (3,117,507,748) (3,433,400,190)
Net increase                                        35,989,359       3,509,283


5


FINANCIAL HIGHLIGHTS                                 ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                SEPTEMBER 1,
                                                                                                  1993(A)
                                                           YEAR ENDED JUNE 30,                    THROUGH
                                            --------------------------------------------------    JUNE 30,
                                                1998         1997         1996         1995        1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                      .0453        .0443        .0466        .0460        .0260

LESS: DIVIDENDS
Dividends from net investment income          (.0453)      (.0443)      (.0466)      (.0460)      (.0260)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                               4.63%        4.53%        4.77%        4.71%        3.18%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)    $740,056     $704,084     $700,558     $493,702      $80,720
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                              .95%         .85%         .81%         .69%         .28%(d)
  Expenses, before waivers and
    reimbursements                              1.01%        1.00%        1.05%        1.05%        1.28%(d)
  Net investment income (b)                     4.53%        4.43%        4.64%        4.86%        3.24%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


6


INDEPENDENT AUDITOR'S REPORT                         ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE TREASURY RESERVES PORTFOLIO

We have audited the accompanying statement of net assets of Alliance Treasury Reserves Portfolio as of June 30, 1998 and the related statement of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Treasury Reserves Portfolio as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 24, 1998


7


ALLIANCE TREASURY RESERVES
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Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Treasury Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 9 0 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

TRSAR